Financial instruments - Schedule of Financial Assets and Liabilities at Amortized Cost (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 469,779
Financial liabilities	7,398,593
Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,398,593	$ 6,933,600
Financial liabilities at amortised cost, category | Current and non-current liabilities to credit institutions
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	4,060,834	3,439,629
Financial liabilities at amortised cost, category | Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,459,391	1,458,176
Financial liabilities at amortised cost, category | Trade payables and trade payables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	757,741	893,914
Financial liabilities at amortised cost, category | Accrued expenses and accrued expenses - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	598,919	670,340
Financial liabilities at amortised cost, category | Current and non-current refund liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	176,809	155,506
Financial liabilities at amortised cost, category | Interest-bearing current liabilities and interest-bearing current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	125,328	114,585
Financial liabilities at amortised cost, category | Current and non-current liabilities related to repurchase commitments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	122,710	117,418
Financial liabilities at amortised cost, category | Other current liabilities and other current liabilities - related parties
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	67,585	58,594
Financial liabilities at amortised cost, category | Advance payments from customers
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,940	17,344
Financial liabilities at amortised cost, category | Other current and non-current liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	21,336	8,094
Financial assets at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,188,404	1,021,266
Financial assets at amortised cost, category | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	718,625	739,237
Financial assets at amortised cost, category | Trade receivables and trade receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	336,203	190,249
Financial assets at amortised cost, category | Accrued income - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	55,903	42,839
Financial assets at amortised cost, category | Other current receivables and other current receivables - related parties
Disclosure of detailed information about financial instruments [line items]
Financial assets	36,759	12,013
Financial assets at amortised cost, category | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets	34,167	31,011
Financial assets at amortised cost, category | Other non-current receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 6,747	$ 5,917